UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

International Growth and Income Fund

First report to shareholders, for the period ended December 31, 2008

International Growth and Income FundSM seeks to provide long-term growth of capital with current income by investing primarily in the stocks of larger, well-established companies outside the U.S.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here is the total return on a $1,000 investment with all distributions reinvested for the period ended December 31, 2008:

			Lifetime
Class A shares	1 year	5 years	(since 10/1/08)

Reflecting 5.75% maximum sales charge	—	—	–13.49%

The total annual fund operating expense ratio was estimated to be 1.50% for Class A shares for the current fiscal year. This figure does not reflect the fee waiver described below. Therefore, the actual expense ratio for the period was lower.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 1, 2008, through December 31, 2008, and reimbursed other fees and expenses. Respective fund results shown reflect actual expenses, with the waiver and reimbursement applied. Fund results would have been lower without the waiver and reimbursement. Please see the fund’s prospectus or the Financial Highlights table on pages 22 and 23 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2009, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.67%.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

We are pleased to welcome you as a shareholder of International Growth and Income Fund, the newest member of the American Funds family, and to present you with our first shareholder report. This report covers a three-month period, from the start of the fund’s operations on October 1, 2008, through December 31, 2008 — the midpoint of the fund’s initial fiscal year.

The fund was created to take advantage of the substantial number of investment opportunities we have identified outside the United States, including many companies with growth potential and a history of paying dividends. In normal market conditions, the fund aims to capture growth and provide current income by investing primarily in well-established companies outside the U.S.

For the period, the fund recorded a total return of –8.2%, reflecting an 8.3% decrease in net asset value from $25.00 to $22.92, and a dividend payment of 3 cents a share. The decline was less than the 21.8% drop for the fund’s benchmark, the unmanaged MSCI World ex USA Index, which measures 22 markets in developed countries and does not include expenses. While our results were favorable on a relative basis, we understand that any decline in net asset value is disappointing to our shareholders.

International Growth and Income Fund commenced operations amid the worst financial crisis since the 1930s. During the three-month period, stock markets around the world sustained sharp declines as the global recession widened and credit became severely constricted. In an effort to stem the crisis, governments and central banks took aggressive action that included coordinated interest rate cuts, large fiscal stimulus packages and bank rescues and takeovers. Nevertheless, world stocks tumbled and nearly all developed markets suffered double-digit losses.

Markets traded on fear and investors sold stocks indiscriminately, paying little attention to fundamentals. As a result, a number of well-established companies with relatively good prospects — and, in many cases, a history of paying dividends — sustained steep stock price declines.

These declines presented us with opportunities to invest in what we believe are sound companies at attractive prices. As can be seen in the chart below, the fund’s 10 largest holdings at the end of this inaugural period included Anheuser-Busch InBev, Diageo, British American Tobacco, Hongkong Electric Holdings and Unilever. While these holdings suggest a relatively defensive, non-cyclical emphasis, we have invested in a broad range of companies that comprise a diversified portfolio. The fund’s substantial cash position — 26.0% as of December 31 — has allowed us to continue to selectively participate in what we believe are attractive investment opportunities.

[Begin Sidebar]
Largest equity holdings
(as of December 31, 2008)

		Percent of
Company	Country	net assets

Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3%
Anheuser-Busch InBev	Belgium	2.9
Diageo PLC	United Kingdom	2.2
AXA SA	France	2.1
British American Tobacco PLC	United Kingdom	2.1
Hongkong Electric Holdings Ltd.	Hong Kong	2.0
Schneider Electric SA	France	2.0
Unilever NV	Netherlands	1.9
Vivendi SA	France	1.8
TOTAL SA	France	1.8
[End Sidebar]

While the global economy remains in a difficult period and we don’t expect markets to rebound quickly, we encourage you to maintain a long-term perspective, as we do. Our three portfolio counselors, who collectively have 57 years of investment experience, have endured challenging markets in the past. These counselors and an experienced team of analysts travel the world in an exhaustive research effort to identify companies that we believe present the best investment opportunities.

Periods of great uncertainty can also be periods of great opportunity. Valuations for many companies are at more attractive levels than we have seen in decades. We believe that through our global research effort we can identify investment opportunities that may help you reach your long-term goals.

We are encouraged by our initial progress and are most gratified by the early reception to the fund. From modest beginnings, International Growth and Income Fund has already grown to $1.48 billion in assets. We thank you for your interest in this fund and look forward to a long relationship together.

Cordially,

/s/ Steven T. Watson
Steven T. Watson
Vice Chairman of the Board

/s/ Carl M. Kawaja
Carl M. Kawaja
President

February 9, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, December 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Consumer staples	12.99%
Telecommunication services	10.32
Information technology	8.85
Financials	8.24
Industrials	6.70
Bonds & notes	2.66
Preferred stocks	0.57
Other industries	23.67
Short-term securities & other assets less liabilities	26.00
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	28.8%
United Kingdom	10.8
Taiwan	6.1
Japan	5.4
Switzerland	4.3
Hong Kong	3.1
Australia	1.9
Singapore	1.7
Other countries	9.2
Bonds, short-term securities & other assets less liabilities	28.7

*Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, Finland, France, Germany, Italy, the Netherlands and Spain.

			unaudited

	Shares		Percent
		Value	of net
Common stocks - 70.77%		(000)	assets

Consumer staples - 12.99%
Anheuser-Busch InBev NV (1)	1,865,453	$43,357	2.93%
Diageo PLC (1)	2,343,800	32,976	2.23
British American Tobacco PLC (1)	1,178,000	30,959	2.09
Unilever NV, depository receipts (1)	1,128,900	27,421	1.85
Beiersdorf AG (1)	366,859	21,879	1.48
Tesco PLC (1)	3,683,000	19,408	1.31
Nestlé SA (1)	415,700	16,282	1.10
		192,282	12.99

Telecommunication services - 10.32%
Koninklijke KPN NV (1)	1,754,900	25,511	1.72
France Télécom SA (1)	791,880	22,205	1.50
Telefónica, SA (1)	966,700	21,723	1.47
Far EasTone Telecommunications Co., Ltd. (1)	18,056,000	20,652	1.39
Telefónica 02 Czech Republic, AS (1)	917,600	20,286	1.37
América Móvil, SAB de CV, Series L (ADR)	511,300	15,845	1.07
Other securities		26,575	1.80
		152,797	10.32

Information technology - 8.85%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	35,457,000	48,624	3.29
Mediatek Incorporation (1)	3,042,000	20,589	1.39
Samsung Electronics Co., Ltd. (1)	56,510	20,480	1.38
Nokia Corp. (1)	1,155,500	17,958	1.21
HOYA CORP. (1)	911,900	15,807	1.07
Other securities		7,570.51
		131,028	8.85

Financials - 8.24%
AXA SA (1)	1,409,690	31,507	2.13
Singapore Exchange Ltd. (1)	6,857,500	24,653	1.67
Prudential PLC (1)	3,775,700	23,250	1.57
Banco Santander, SA (1)	1,612,500	15,601	1.05
HSBC Holdings PLC (Hong Kong) (1)	1,584,400	15,210	1.03
Other securities		11,736.79
		121,957	8.24

Industrials - 6.70%
Schneider Electric SA (1)	395,700	29,631	2.00
Deutsche Post AG (1)	1,210,900	20,537	1.39
Orkla AS (1)	2,527,400	16,916	1.14
Other securities		32,051	2.17
		99,135	6.70

Utilities - 4.53%
Hongkong Electric Holdings Ltd. (1)	5,272,500	29,662	2.00
GDF Suez (1)	281,700	13,986.95
Other securities		23,450	1.58
		67,098	4.53

Consumer discretionary - 3.97%
Vivendi SA (1)	834,600	27,240	1.84
Toyota Motor Corp. (1)	601,900	19,659	1.33
Other securities		11,811.80
		58,710	3.97

Energy - 3.92%
TOTAL SA (1)	493,500	26,971	1.82
Royal Dutch Shell PLC, Class B (1)	440,000	11,200.76
Other securities		19,911	1.34
		58,082	3.92

Health care - 3.66%
Bayer AG, non-registered shares (1)	379,600	22,355	1.51
Novartis AG (1)	425,100	21,167	1.43
Other securities		10,662.72
		54,184	3.66

Materials - 2.79%
Syngenta AG (1)	80,800	15,556	1.05
BHP Billiton PLC (ADR)	371,100	14,317.97
Other securities		11,484.77
		41,357	2.79

Miscellaneous - 4.80%
Other common stocks in initial period of acquisition		71,127	4.80

Total common stocks (cost: $998,107,000)		1,047,757	70.77

			Percent
		Value	of net
Preferred stocks - 0.57%		(000)	assets

Financials - 0.57%
Other securities		$8,396.57

Total preferred stocks (cost: $8,004,000)		8,396.57

	Principal		Percent
	amount	Value	of net
Bonds & notes - 2.66%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 1.06%
Brazilian Treasury Bill 0% 2010	BRL 34,300	$13,224
Brazil (Federal Republic of) 10.00% 2012 (1)	6,000	2,439	1.06
		15,663	1.06

Other - 1.60%
British American Tobacco International Finance PLC 9.50% 2018 (2)	$2,050	2,283.15
Other securities		21,456	1.45
		23,739	1.60

Total bonds & notes (cost: $38,269,000)		39,402	2.66

	Principal		Percent
	amount	Value	of net
Short-term securities - 28.68%	(000)	(000)	assets

Freddie Mac 0.25%-0.90% due 1/16-6/5/2009	$38,000	$37,969	2.56
NetJets Inc. 0.05% due 1/2/2009 (2)	25,000	25,000	1.69
Fannie Mae 0.27% due 3/27-4/15/2009	24,397	24,374	1.65
Park Avenue Receivables Co., LLC 0.85%-1.05% due 2/3-3/9/2009 (2)	11,500	11,491
Jupiter Securitization Co., LLC 0.45% due 2/12/2009 (2)	10,000	9,995	1.45
Caterpillar Financial Services Corp. 0.12% due 3/2/2009	21,400	21,387	1.44
Ranger Funding Co. LLC 0.40% due 3/13/2009 (2)	15,400	15,390
Enterprise Funding Co. LLC 1.40% due 1/7/2009 (2)	5,000	4,999	1.38
Unilever Capital Corp. 0.55%-1.05% due 2/9-4/22/2009 (2)	19,800	19,771	1.34
Private Export Funding Corp. 0.85%-1.05% due 1/12-2/5/2009 (2)	19,300	19,291	1.30
Federal Home Loan Bank 0.10%-0.80% due 2/24-3/12/2009	15,500	15,492	1.05
Procter & Gamble International Funding S.C.A. 1.10%-1.60% due 1/6/2009 (2)	15,000	14,997	1.01
Hewlett-Packard Co. 0.30%-2.10% due 1/5-2/12/2009 (2)	15,000	14,995	1.01
Export Development Canada 1.05% due 5/8/2009	15,000	14,987	1.01
Denmark (Kingdom of) 0.90% due 2/13/2009	15,000	14,968	1.01
Microsoft Corp. 0.30%-0.50% due 2/6-3/13/2009 (2)	14,200	14,193.96
Nestlé Capital Corp. 0.25% due 3/16/2009 (2)	8,500	8,496.57
Total Capital Canada Ltd. 1.05% due 1/9/2009 (2)	6,300	6,298.43
Novartis Finance Corp. 0.25% due 2/19/2009 (2)	5,000	4,998.34
Shell International Finance BV 0.40% due 4/3/2009 (2)	4,700	4,697.32
Other securities		120,815	8.16

Total short-term securities (cost: $424,577,000)		424,603	28.68

Total investment securities (cost: $1,468,957,000)		1,520,158	102.68
Other assets less liabilities		(39,653)	(2.68)

Net assets		$1,480,505	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,003,956,000, which represented 67.81% of the net assets of the fund.

(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $256,904,000, which represented 17.35% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at December 31, 2008			(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,468,957)			$1,520,158
Cash			113
Receivables for:
Sales of fund's shares		$66,945
Dividends and interest		1,989	68,934
			1,589,205
Liabilities:
Payables for:
Purchases of investments		103,747
Repurchases of fund's shares		4,157
Investment advisory services		475
Services provided by affiliates		233
Directors' deferred compensation		70
Other		18	108,700
Net assets at December 31, 2008			$1,480,505

Net assets consist of:
Capital paid in on shares of capital stock			$1,430,481
Distributions in excess of net investment income			(713)
Accumulated net realized loss			(352)
Net unrealized appreciation			51,089
Net assets at December 31, 2008			$1,480,505

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (64,591 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*)
Class A	$ 1,180,357	51,494	$22.92
Class B	12,309	537	22.90
Class C	65,872	2,877	22.90
Class F-1	142,698	6,225	22.92
Class F-2	29,543	1,288	22.93
Class 529-A	3,233	141	22.92
Class 529-B	197	9	22.90
Class 529-C	241	11	22.90
Class 529-E	154	7	22.92
Class 529-F-1	44	2	22.94
Class R-1	1,114	49	22.91
Class R-2	1,195	52	22.91
Class R-3	1,207	53	22.93
Class R-4	1,174	51	22.93
Class R-5	41,167	1,795	22.93
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $24.32 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the period October 1, 2008(1) to December 31, 2008			(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $145)		$1,136
Interest		878	$2,014

Fees and expenses(2):
Investment advisory services		845
Distribution services		410
Transfer agent services		145
Administrative services		37
Registration statement and prospectus		110
Postage, stationery and supplies		2
Directors' compensation		70
Auditing and legal		-	(3)
Custodian		31
Other		2
Total fees and expenses before reimbursement/waiver		1,652
Less reimbursement/waiver of fees and expenses:
Investment advisory services		84
Other		123
Total fees and expenses after reimbursement/waiver			1,445
Net investment income			569

Net realized loss and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments		14
Currency transactions		(366)	(352)
Net unrealized appreciation (depreciation) on:
Investments		51,201
Currency translations		(112)	51,089
Net realized loss and unrealized appreciation on investments and currency			50,737
Net increase in net assets resulting from operations			$51,306

(1) Commencement of operations.
(2) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3) Amount less than one thousand.

See Notes to Financial Statements

Statement of changes in net assets			(dollars in thousands)
for the period October 1, 2008(*) to December 31, 2008(†)

Operations:
Net investment income			$569
Net realized loss on investments and currency transactions			(352)
Net unrealized appreciation on investments and currency translations			51,089
Net increase in net assets resulting from operations			51,306

Dividends paid to shareholders from net investment income			(1,282)

Net capital share transactions			1,430,481

Total increase in net assets			1,480,505

Net assets:
Beginning of period			-
End of period (including distributions in excess of net investment income: $(713))			$1,480,505

(*) Commencement of operations.
(†) Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – International Growth and Income Fund, Inc. (the “fund”) was organized on July 2, 2008, as a Maryland corporation. On September 10, 2008, the fund obtained its initial capitalization of $100,000 from the sale of 4,000 shares of Class A capital stock to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on October 1, 2008, upon the initial purchase of investment securities. The fund’s fiscal year ends on June 30. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital with current income by investing primarily in the stocks of larger, well-established companies outside the U.S.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 1, 2008; therefore, the fund’s only tax year, 2008, remains open for U.S. federal and state tax authorities.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of December 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
(dollars in thousands)
Gross unrealized appreciation on investment securities	$62,190
Gross unrealized depreciation on investment securities	(11,802)
Net unrealized appreciation on investment securities	50,388
Cost of investment securities	1,469,770

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	For the period October 1, 2008* to December 31, 2008
Class A	$1,019
Class B	3
Class C	19
Class F-1	150
Class F-2	33
Class 529-A	2
Class 529-B	-
Class 529-C	-	(	†)
Class 529-E	-	(	†)
Class 529-F-1	-	(	†)
Class R-1	-
Class R-2	-
Class R-3	-	(	†)
Class R-4	1
Class R-5	55
Total	$1,282

*Commencement of operations.
†Amount less than one thousand.

4. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.530% on such assets in excess of $1 billion. CRMC waived a portion of its investment advisory services fee from October 1, 2008, through December 31, 2008. During the period ended December 31, 2008, total investment advisory services fees waived by CRMC were $84,000. As a result, the fee shown on the accompanying financial statements of $845,000, which was equivalent to an annualized rate of 0.654%, was reduced to $761,000, or 0.588% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. For the period ending December 31, 2008, the total fees and expenses reimbursed by CRMC were $123,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of December 31, 2008, unreimbursed expenses subject to reimbursement totaled $94,000 and $2,000 for Classes A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the period ended December 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$307	$143	Not applicable	Not applicable	Not applicable
Class B	11	2	Not applicable	Not applicable	Not applicable
Class C	52	Included in administrative services	$8	$3	Not applicable
Class F-1	33		15	1	Not applicable
Class F-2	Not applicable		4	-*	Not applicable
Class 529-A	1		-*	-*	$-*
Class 529-B	-*		-*	-*	-*
Class 529-C	-*		-*	-*	-*
Class 529-E	-*		-*	-*	-*
Class 529-F-1	-		-*	-*	-*
Class R-1	2		-*	-*	Not applicable
Class R-2	2		-*	1	Not applicable
Class R-3	1		-*	-*	Not applicable
Class R-4	1		-*	-*	Not applicable
Class R-5	Not applicable		4	1	Not applicable
Total	$410	$145	$31	$6	$-*
* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2008, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities
Level 1 – Quoted prices	$46,240
Level 2 – Other significant observable inputs	1,473,918	*
Level 3 – Significant unobservable inputs	-
Total	$1,520,158

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,001,517,000 of investment securities were classified as Level 2 instead of Level 1.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)				Net increase
	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares
For the period October 1, 2008(2) to December 31, 2008
Class A	$1,189,958	53,703	$914		39		$(49,163)		(2,248)		$1,141,709	51,494
Class B	12,302	557	3		-	(3)	(428)		(20)		11,877	537
Class C	66,221	3,008	18		1		(2,887)		(132)		63,352	2,877
Class F-1	141,600	6,419	129		6		(4,274)		(200)		137,455	6,225
Class F-2	28,755	1,305	22		1		(382)		(18)		28,395	1,288
Class 529-A	3,124	141	2		-	(3)	(6)		-	(3)	3,120	141
Class 529-B	187	9	-		-		-	(3)	-	(3)	187	9
Class 529-C	232	11	-	(3)	-	(3)	-	(3)	-	(3)	232	11
Class 529-E	156	7	-	(3)	-	(3)	(3)		-	(3)	153	7
Class 529-F-1	44	2	-	(3)	-	(3)	-		-		44	2
Class R-1	1,187	49	-		-		(1)		-	(3)	1,186	49
Class R-2	1,273	52	-		-		(4)		-	(3)	1,269	52
Class R-3	1,279	53	-	(3)	-	(3)	-	(3)	-	(3)	1,279	53
Class R-4	1,246	51	-	(3)	-	(3)	-	(3)	-	(3)	1,246	51
Class R-5	38,979	1,795	43		2		(45)		(2)		38,977	1,795
Total net increase
(decrease)	$1,486,543	67,162	$1,131		49		$(57,193)		(2,620)		$1,430,481	64,591

(1) Includes exchanges between share classes of the fund.
(2) Commencement of operations.
(3) Amount less than one thousand.

7. Investment transactions and other disclosures

The fund made purchases of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,044,027,000 during the period ended December 31, 2008. The fund did not sell any investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended December 31, 2008.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and Securities and Exchange Commission ("SEC") registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $246,000. These expenses are not included in the accompanying financial statements.

Financial highlights (1)

				Loss from investment operations(2)
		Net asset value, beginning of period		Net investment income (loss)		Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursement/ waiver	Ratio of expenses to average net assets after reimbursement/ waiver (4)	Ratio of net income (loss) to average net assets (4)
Class A:
Period from 10/1/2008 to 12/31/2008	(5)	$25.00		$.03		$(2.08)	$(2.05)	$(.03)		$22.92	(8.20)%	$1,181		.31%	.27%	.11%
Class B:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		(.01)		(2.08)	(2.09)	(.01)		22.90	(8.37)	13		.49	.45	(.06)
Class C:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		(.02)		(2.07)	(2.09)	(.01)		22.90	(8.36)	66		.51	.46	(.08)
Class F-1:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.03		(2.08)	(2.05)	(.03)		22.92	(8.19)	143		.30	.26	.14
Class F-2:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.04		(2.07)	(2.03)	(.04)		22.93	(8.13)	30		.24	.20	.17
Class 529-A:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.03		(2.09)	(2.06)	(.02)		22.92	(8.23)	3		.33	.30	.12
Class 529-B:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		(.02)		(2.08)	(2.10)	-		22.90	(8.40)	-	(6)	.51	.48	(.08)
Class 529-C:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		(.01)		(2.09)	(2.10)	(-)	(7)	22.90	(8.40)	-	(6)	.51	.47	(.06)
Class 529-E:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.02		(2.09)	(2.07)	(.01)		22.92	(8.29)	-	(6)	.39	.34	.10
Class 529-F-1:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.05		(2.08)	(2.03)	(.03)		22.94	(8.13)	-	(6)	.26	.22	.24
Class R-1:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		(-)	(7)	(2.09)	(2.09)	-		22.91	(8.36)	1		.50	.47	(.01)
Class R-2:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		-	(7)	(2.09)	(2.09)	-		22.91	(8.36)	1		.49	.46	-	(8)
Class R-3:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.02		(2.08)	(2.06)	(.01)		22.93	(8.26)	1		.38	.35	.11
Class R-4:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.04		(2.09)	(2.05)	(.02)		22.93	(8.20)	1		.30	.27	.19
Class R-5:
Period from 10/1/2008 to 12/31/2008	(5)	25.00		.03		(2.06)	(2.03)	(.04)		22.93	(8.12)	41		.23	.19	.15

		For the period 10/1/2008(1) to 12/31/2008(5)

Portfolio turnover rate for all classes of shares			0%

(1) Based on operations from 10/1/2008, commencement of operations, through 12/31/2008, and, accordingly, is not representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursement/waiver from CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.

(5) Unaudited.
(6) Amount less than $1 million.
(7) Amount less than $.01.
(8) Amount less than .01%.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 12/31/2008	Expenses paid during period	Annualized expense ratio

Class A -- actual return	$1,000.00	$918.01	$2.63	1.10%
Class A -- assumed 5% return	1,000.00	1,019.66	5.60	1.10
Class B -- actual return	1,000.00	916.32	4.32	1.81
Class B -- assumed 5% return	1,000.00	1,016.08	9.20	1.81
Class C -- actual return	1,000.00	916.41	4.44	1.86
Class C -- assumed 5% return	1,000.00	1,015.83	9.45	1.86
Class F-1 -- actual return	1,000.00	918.08	2.46	1.03
Class F-1 -- assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class F-2 -- actual return	1,000.00	918.74	1.94	.81
Class F-2 -- assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 529-A -- actual return	1,000.00	917.74	2.84	1.19
Class 529-A -- assumed 5% return	1,000.00	1,019.21	6.06	1.19
Class 529-B -- actual return	1,000.00	916.00	4.56	1.91
Class 529-B -- assumed 5% return	1,000.00	1,015.58	9.70	1.91
Class 529-C -- actual return	1,000.00	916.05	4.54	1.90
Class 529-C -- assumed 5% return	1,000.00	1,015.63	9.65	1.90
Class 529-E -- actual return	1,000.00	917.08	3.25	1.36
Class 529-E -- assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class 529-F-1 -- actual return	1,000.00	918.70	2.15	.90
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-1 -- actual return	1,000.00	916.40	4.49	1.88
Class R-1 -- assumed 5% return	1,000.00	1,015.73	9.55	1.88
Class R-2 -- actual return	1,000.00	916.40	4.42	1.85
Class R-2 -- assumed 5% return	1,000.00	1,015.88	9.40	1.85
Class R-3 -- actual return	1,000.00	917.43	3.39	1.42
Class R-3 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-4 -- actual return	1,000.00	918.05	2.63	1.10
Class R-4 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10
Class R-5 -- actual return	1,000.00	918.81	1.84	.77
Class R-5 -- assumed 5% return	1,000.00	1,021.32	3.92	.77

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the year period).

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on October 1, 2008. The “assumed 5% return” line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through December 31, 2009. The board approved the agreement following the meeting of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided to the American Funds and proposed to be provided to the fund and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year in connection with their service as directors of other American Funds, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the manner in which CRMC proposes to manage the fund to achieve the fund’s investment objective of providing long-term growth of capital with current income, the proposed investment policies and restrictions of the fund and CRMC’s experience in managing funds similar to the fund. The board and the committee concluded that CRMC’s record indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee reviewed the proposed advisory fees and projected total expenses of the fund (each as a percentage of net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper International Funds Index (the Lipper category in which the fund is included) for their latest fiscal years. They observed that the fund’s proposed advisory fees would be below the median of funds in that comparison group. They also observed that although the fund’s projected total expenses would be above the median for such other funds, many of the other funds in the Lipper Index did not have 12b-1 expenses, and the fund’s projected total expenses, excluding 12b-1 and other distribution-related expenses, would be below the median of the funds in the comparison group. The board and the committee also noted the breakpoint discounts in the fund’s proposed advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver that was then in effect and which CRMC proposed to extend to the fund. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s proposed cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders will receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s proposed advisory fee structure and the impact of CRMC’s 10% advisory fee waiver that was then in effect, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete December 31, 2008, portfolio of International Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
>	International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. MFGESR-934-0209P

Litho in USA CGD/CVB/9996-S18924

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

International Growth and Income FundSM
Investment portfolio

December 31, 2008
 unaudited

Common stocks — 70.77%	Shares	Value (000)

CONSUMER STAPLES — 12.99%
Anheuser-Busch InBev NV1	1,865,453	$43,357
Diageo PLC[1]	2,343,800	32,976
British American Tobacco PLC[1]	1,178,000	30,959
Unilever NV, depository receipts[1]	1,128,900	27,421
Beiersdorf AG1	366,859	21,879
Tesco PLC[1]	3,683,000	19,408
Nestlé SA1	415,700	16,282
		192,282

TELECOMMUNICATION SERVICES — 10.32%
Koninklijke KPN NV1	1,754,900	25,511
France Télécom SA1	791,880	22,205
Telefónica, SA1	966,700	21,723
Far EasTone Telecommunications Co., Ltd.[1]	18,056,000	20,652
Telefónica 02 Czech Republic, AS1	917,600	20,286
América Móvil, SAB de CV, Series L (ADR)	511,300	15,845
NTT DoCoMo, Inc.[1]	7,000	13,769
China Mobile Ltd.[1]	1,263,000	12,806
		152,797

INFORMATION TECHNOLOGY — 8.85%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	35,457,000	48,624
Mediatek Incorporation[1]	3,042,000	20,589
Samsung Electronics Co., Ltd.[1]	56,510	20,480
Nokia Corp.[1]	1,155,500	17,958
HOYA CORP.[1]	911,900	15,807
SAP AG1	210,700	7,570
		131,028

FINANCIALS — 8.24%
AXA SA1	1,409,690	31,507
Singapore Exchange Ltd.[1]	6,857,500	24,653
Prudential PLC[1]	3,775,700	23,250
Banco Santander, SA1	1,612,500	15,601
HSBC Holdings PLC (Hong Kong)[1]	1,584,400	15,210
Unibail-Rodamco, non-registered shares[1]	78,600	11,736
		121,957

INDUSTRIALS — 6.70%
Schneider Electric SA1	395,700	29,631
Deutsche Post AG1	1,210,900	20,537
Orkla AS1	2,527,400	16,916
AB SKF, Class B1	1,172,000	11,760
Qantas Airways Ltd.[1]	5,826,126	10,959
Mitsubishi Corp.[1]	666,200	9,332
		99,135

UTILITIES — 4.53%
Hongkong Electric Holdings Ltd.[1]	5,272,500	29,662
GDF Suez[1]	281,700	13,986
Cia. Energética de Minas Gerais — Cemig, preferred nominative	939,900	12,910
CLP Holdings Ltd.[1]	1,550,000	10,540
		67,098

CONSUMER DISCRETIONARY — 3.97%
Vivendi SA1	834,600	27,240
Toyota Motor Corp.[1]	601,900	19,659
Cie. Générale des Établissements Michelin, Class B1	224,700	11,811
		58,710

ENERGY — 3.92%
TOTAL SA1	493,500	26,971
Saipem SpA, Class S1	675,700	11,374
Royal Dutch Shell PLC, Class B1	440,000	11,200
OAO Gazprom (ADR)[1]	595,600	8,537
		58,082

HEALTH CARE — 3.66%
Bayer AG, non-registered shares[1]	379,600	22,355
Novartis AG1	425,100	21,167
Roche Holding AG1	69,700	10,662
		54,184

MATERIALS — 2.79%
Syngenta AG1	80,800	15,556
BHP Billiton PLC (ADR)	371,100	14,317
L’Air Liquide SA, non-registered shares[1]	125,200	11,484
		41,357

MISCELLANEOUS — 4.80%
Other common stocks in initial period of acquisition		71,127

Total common stocks (cost: $998,107,000)		1,047,757

Preferred stocks — 0.57%

FINANCIALS — 0.57%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,3]	20,330,000	4,244
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[2]	4,170,000	3,507
SMFG Preferred Capital USD 3 Ltd. 9.50%[2,3]	700,000	645

Total preferred stocks (cost: $8,004,000)		8,396

	Principal amount
Bonds & notes — 2.66%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.06%
Brazilian Treasury Bill 0% 2010	BRL34,300	13,224
Brazil (Federal Republic of) 10.00% 2012[1]	6,000	2,439
		15,663

FINANCIALS — 0.50%
Westfield Group 5.70% 2016[2]	4,200	2,809
Westfield Group 7.125% 2018[2]	6,505	4,622
		7,431

CONSUMER DISCRETIONARY — 0.42%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	2,680	2,265
DaimlerChrysler North America Holding Corp. 7.75% 2011	575	521
DaimlerChrysler North America Holding Corp. 7.30% 2012	2,470	2,136
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,690	1,319
		6,241

ENERGY — 0.34%
Gaz Capital SA 7.343% 2013	100	81
Open Joint Stock Co. Gazprom 9.625% 2013	3,500	3,272
Gaz Capital SA 8.146% 2018	1,005	714
Gazprom International SA 7.201% 2020[4]	1,092	847
Gaz Capital SA 7.288% 2037	200	119
		5,033

UTILITIES — 0.18%
E.ON International Finance BV 5.80% 2018[2]	2,800	2,623

CONSUMER STAPLES — 0.15%
British American Tobacco International Finance PLC 9.50% 2018[2]	2,050	2,283

INFORMATION TECHNOLOGY — 0.01%
NXP BV and NXP Funding LLC 7.875% 2014	325	128

Total bonds & notes (cost: $38,269,000)		39,402

Short-term securities — 28.68%

Freddie Mac 0.25%–0.90% due 1/16–6/5/2009	38,000	37,969
NetJets Inc. 0.05% due 1/2/2009[2]	25,000	25,000
Fannie Mae 0.27% due 3/27–4/15/2009	24,397	24,374
Park Avenue Receivables Co., LLC 0.85%–1.05% due 2/3–3/9/2009[2]	11,500	11,491
Jupiter Securitization Co., LLC 0.45% due 2/12/2009[2]	10,000	9,995
Caterpillar Financial Services Corp. 0.12% due 3/2/2009	21,400	21,387
Ranger Funding Co. LLC 0.40% due 3/13/2009[2]	15,400	15,390
Enterprise Funding Co. LLC 1.40% due 1/7/2009[2]	5,000	4,999
Unilever Capital Corp. 0.55%–1.05% due 2/9–4/22/2009[2]	19,800	19,771
Private Export Funding Corp. 1.05% due 1/12/2009	14,300	14,296
Private Export Funding Corp. 0.85% due 2/5/2009[2]	5,000	4,995
Federal Home Loan Bank 0.10%–0.80% due 2/24–3/12/2009	15,500	15,492
Procter & Gamble International Funding S.C.A. 1.10%–1.60% due 1/6/2009[2]	15,000	14,997
Hewlett-Packard Co. 0.30%–2.10% due 1/5–2/12/2009[2]	15,000	14,995
Export Development Canada 1.05% due 5/8/2009	15,000	14,987
Denmark (Kingdom of) 0.90% due 2/13/2009	15,000	14,968
Microsoft Corp. 0.30%–0.50% due 2/6–3/13/2009[2]	14,200	14,193
Thunder Bay Funding, LLC 0.60%-0.80% due 1/8–1/15/2009[2]	12,500	12,497
United Parcel Service Inc. 0.50% due 2/20/2009[2]	10,800	10,797
KfW 0.25% due 1/20/2009[2]	10,000	9,999
Rabobank USA Financial Corp. 0.85% due 1/9/2009	10,000	9,998
Walt Disney Co. 1.05% due 2/17/2009	10,000	9,996
Caisse d’Amortissement de la Dette Sociale 1.20% due 2/9/2009	10,000	9,978
Emerson Electric Co. 0.25% due 3/17/2009[2]	8,900	8,895
Nestlé Capital Corp. 0.25% due 3/16/2009[2]	8,500	8,496
Statoil ASA 1.40% due 1/20/2009[2]	7,000	6,994
Total Capital Canada Ltd. 1.05% due 1/9/2009[2]	6,300	6,298
Medtronic Inc. 1.15% due 1/20/2009[2]	5,900	5,892
International Bank for Reconstruction and Development 0.60% due 1/13/2009	5,400	5,399
Coca-Cola Co. 1.20% due 1/21/2009[2]	5,100	5,096
Novartis Finance Corp. 0.25% due 2/19/2009[2]	5,000	4,998
Bank of Nova Scotia 1.25% due 2/11/2009	5,000	4,990
BP Capital Markets PLC 1.10% due 2/4/2009[2]	5,000	4,989
Siemens Capital Co. LLC 0.70% due 1/13/2009[2]	4,800	4,799
Shell International Finance BV 0.40% due 4/3/2009[2]	4,700	4,697
Merck & Co. Inc. 1.50% due 1/16/2009	4,600	4,598
Danske Corp. 0.55% due 1/6/2009[2]	3,000	3,000
BASF AG 1.76% due 1/14/2009[2]	2,900	2,898

Total short-term securities (cost: $424,577,000)		424,603

Total investment securities (cost: $1,468,957,000)		1,520,158
Other assets less liabilities		(39,653)

Net assets		$1,480,505

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $1,003,956,000, which represented 67.81% of the net assets of the fund.

[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $256,904,000, which represented 17.35% of the net assets of the fund.

[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-934-0209O-S19881

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 10, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: March 10, 2009